Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member] | Investments held in Trust Account [Member]
Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis [Line Items]
Proceeds held in Trust Account	$ 115,051,039	$ 115,042,608